ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 106.4%
	U.S. TREASURY BILLS — 97.4%
150,000	United States Treasury Bill	4.21	10/02/25	$ 149,984
121,000	United States Treasury Bill	4.27	12/26/25	119,887
160,000	United States Treasury Bill	4.07	03/19/26	157,200
				427,071
Shares
	MONEY MARKET FUND – 9.0%
47,946	Fidelity Treasury Portfolio, Class I, 4.01%(a)			47,946

	TOTAL SHORT-TERM INVESTMENTS (Cost $474,867)			475,017

	TOTAL INVESTMENTS – 106.4% (Cost $474,867)			$ 475,017
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%			(36,445)
	NET ASSETS - 100.0%			$ 438,572

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.